FOR PUBLIC P 5/22/06

CONFIDENTIAL

RECEIVED
NOV 1 4 2005
OFFICE OF THE SECRETARY

FORM 13F

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries.

[redacted]

05077139

Institutional Investment Manager Filing this Report:

Name: Sandell Asset Management Corp.
Address: 40 West 57th Street, New York, NY 10019

13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Tim O'Brien
Title: Chief Financial Officer
Phone: 212-603-5700

Signature, Place, and Date of Signing:

(Signature)

New York, New York
(City, State)

November 11, 2005
(Date)

CONFIDENTIAL TREATMENT EXPIR

PROCESSED
MAR 0 7 2007
THOMSON FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

CONFIDENTIAL

FORM 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $481,300 (thousands)

List of Other Included Managers:

None

CONFIDENTIAL

FORM 13F

QTR ENDED: 9/30/05

Name of Reporting Manager: Sandell Asset Management

(SEC USE ONLY)

Confidential treatment Previously Requested	Open Risk Arbitrage Position	Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value (X$1000)	Item 5: Shares or Principal Amount	Item 6: Investment Discretion	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
Y	Y	BEVERLY ENTERPRISES INC	COM	087851-30-9	40,049	3,269,300 SHS	SOLE		3,269,300	-	-
	Y	CHIRON CORP	COM	170040-10-9	9,167	210,000 SHS	SOLE		210,000	-	-
	Y	EYETECH PHARMACEUTICALS INC	COM	302297-10-6	4,117	229,245 SHS	SOLE		229,245	-	-
Y	Y	HIBERNIA CORP	CL A	428656-10-2	1,532	51,000 SHS	SOLE		51,000	-	-
Y	Y	HIBERNIA CORP PUT	CL A	428656-10-2	1,532	51,000 PUT	SOLE		-	-	-
	Y	IDX SYSTEMS CORP	COM	449491-10-9	2,255	52,218 SHS	SOLE		52,218	-	-
	Y	IMS HEALTH INC	COM	449934-10-8	11,075	440,000 SHS	SOLE		440,000	-	-
Y	Y	INSIGHT COMMUNICATIONS INC	CL A	45768V-10-8	25,292	2,174,700 SHS	SOLE		2,174,700	-	-
	Y	IVAX CORP	COM	465823-10-2	54,067	2,051,100 SHS	SOLE		2,051,100	-	-
	Y	SIEBEL SYSTEMS INC	COM	826170-10-2	150,819	14,600,100 SHS	SOLE		14,600,100	-	-
	Y	TELEWEST GLOBAL INC	COM	87956T-10-7	82,048	3,575,092 SHS	SOLE		3,575,092	-	-
	Y	WELLCHOICE INC	COM	949475-10-7	81,099	1,068,500 SHS	SOLE		1,068,500	-	-
	Y	YORK INTERNATIONAL CORP	COM	986670-10-7	18,248	325,446 SHS	SOLE		325,446	-	-

Value Total: $ 481,306

Entry Total: 13

RECEIVED
NOV 1 4 2005
OFFICE OF THE SECRETARY

CONFIDENTIAL

CERTIFICATE

In connection with a request for confidential treatment of the securities positions contained on the attached Form 13F for the quarter ended September 30, 2005 filed by Sandell Asset Management Corp. ("Sandell"), Sandell hereby represents to the Securities and Exchange Commission in good faith that:

1. Each of the securities holdings on the attached Form 13F represents a risk arbitrage position that was open on September 30, 2005.

2. As of September 30, 2005, Sandell reasonably believed that it may not close the entire position of each such holding on or before November 14, 2005.

Dated: November 11, 2005

SANDELL ASSET MANAGEMENT CORP.

By: ______________________________
Tim O'Brien, Chief Financial Officer

END

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